Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,163	$ 1,093
Intangible assets, net	$ 493	481
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	7 years
Intangible Assets, cost	$ 386	348
Intangible Assets, accumulated depreciation	$ (175)	(150)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	1 year
Intangible Assets, cost	$ 463	463
Intangible Assets, accumulated depreciation	$ (360)	(361)
Patent And License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	7 years
Intangible Assets, cost	$ 314	282
Intangible Assets, accumulated depreciation	$ (135)	$ (101)